SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS AND GEOGRAPHICAL REGION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Total	$ 180,774,803	$ 156,312,109
Shipping and Handling [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total	168,009,212	148,257,093
Retail [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total	3,382,273	2,003,351
Leather Trading [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total	$ 9,383,318	$ 6,051,665